Accounting Policies, by Policy (Policies)	3 Months Ended
Mar. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying interim unaudited condensed consolidated financial statements have been prepared in accordance with U.S. GAAP for interim financial reporting and pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Certain information and footnote disclosures normally included in annual financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations relating to interim financial statements. In management’s opinion, these unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair statement of the Company’s financial position as of March 31, 2025 and December 31, 2024 and the results of operations and cash flows for the three months ended March 31, 2025 and 2024. The results of operations for the three months ended March 31, 2025 are not necessarily indicative of the results to be expected for the full year or any other future interim or annual period. The December 31, 2024 balances reported herein are derived from the audited consolidated financial statements of USARE LLC.

The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the audited consolidated financial statements of USARE LLC as of and for the years ended December 31, 2024 and 2023 contained in a Form 8-K dated and filed with the SEC on March 19, 2025.

These financial statements have been prepared on a basis that assumes that the Company will continue as a going concern, which contemplates the realization of assets and the satisfaction of liabilities and commitments in the normal course of business.

Emerging Growth Company Status

Emerging Growth Company Status

The Company is an emerging growth company as defined in the Jumpstart Our Business Startups Act (“JOBS Act”). The JOBS Act, as defined, provides emerging growth companies with certain exemptions from public company reporting requirements for up to five fiscal years while a company remains an emerging growth company. As part of these exemptions, the Company need only provide two fiscal years of audited financial statements instead of three, it has reduced disclosure obligations such as for executive compensation, and it is not required to comply with auditor attestation requirements from Section 404(b) of the Sarbanes-Oxley Act of 2002, as amended, regarding its internal control over financial reporting. Additionally, the JOBS Act has allowed the Company the option to delay adoption of new or revised financial accounting standards until private companies are required to comply with new or revised financial accounting standards.

Principles of Consolidation

Principles of Consolidation

The condensed consolidated financial statements include the accounts of the Company, as well as its wholly-owned subsidiaries and variable interest entities (“VIEs”) for which the Company is the primary beneficiary. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, assumptions and judgments that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting period. The amounts that involve significant estimates include equity-based compensation, asset and liability valuations, certain equity issuances, and other fair value estimates reported. The assumptions used in calculating fair value represent the Company’s best estimates. However, these estimates involve inherent uncertainties and the application of judgment. As a result, if factors change or the Company uses different assumptions, any gain or loss recognized using estimates could be materially different.

Cash and Cash Equivalents

Cash and Cash Equivalents

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash deposits. The Company considers cash equivalents to be highly liquid investments, including U.S. treasury and agency securities purchased with original maturities of three months or less. The Company maintains its cash in institutions insured by the Federal Deposit Insurance Corporation (“FDIC”). Management considers the risk of loss to be minimal.

Cash and cash equivalents consist of cash and liquid investments with an original maturity of three months or less. At March 31, 2025 and December 31, 2024, cash and cash equivalents consisted of $23.4 million and $16.8 million, respectively, of funds held in bank and investment accounts with financial institutions in the U.S.

The Company continually monitors its cash positions with the financial institutions through which it invests. The Company maintains balances in various U.S. financial institutions in excess of U.S. federally insured limits.

Deferred Offering Costs

Deferred Offering Costs

Deferred offering costs consist of direct legal, advisory, and other fees related to the Business Combination Agreement, and the Merger transactions as described in Note 1, “Organization”. These costs are capitalized as incurred and are presented as part of current assets in the Company’s condensed consolidated balance sheets and totaled zero and $5.1 million as of March 31, 2025 and December 31, 2024, respectively. Upon the completion of the Merger Transactions, deferred offering costs directly related to the issuance of shares were netted against the proceeds from the Merger and recorded as an offset to stockholders’ equity.

Changes in Ownership Interest Without Loss of Control

Changes in Ownership Interest Without Loss of Control

Changes in a parent’s ownership interest that do not result in a change in control of the subsidiary that is a business are accounted for as equity transactions (i.e., no gain or loss is recognized in earnings) and in accordance with Accounting Standards Codification (“ASC”) 810, Consolidation. The carrying amount of the non-controlling interest (“NCI”) is adjusted to reflect the change in the NCI’s ownership interest in the subsidiary. Any difference between the amount by which the NCI is adjusted and the fair value of the consideration received is attributed to shareholders’/members’ equity and recognized in additional paid-in capital (“APIC”).

Fair Value

Fair Value

U.S. GAAP defines fair value as the price that would be received to sell an asset or be paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price), and establishes a fair value hierarchy that prioritizes the inputs used to measure fair value using the following definitions (from highest to lowest priority):

•        Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

•        Level 2 — Observable inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted prices for similar assets and liabilities in active markets; quoted prices for identical or similar assets and liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data by correlation or other means.

•        Level 3 — Prices or valuation techniques requiring inputs that are both significant to the fair-value measurement and unobservable.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized in Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.

See additional information in Note 4, “Fair Value Measurements”.

Long-Lived Assets

Long-lived Assets

In accordance with ASC 360-10, Impairment or Disposal of Long-Lived Assets, the Company periodically reviews the carrying value of its long-lived assets, such as property, plant and equipment, mineral interests and equipment deposits, to test whether current events or circumstances indicate that such carrying value may not be recoverable. When impairment indicators are identified, a recoverability analysis is performed by comparing estimated future net cash flows with the carrying value and future obligations on an undiscounted basis. If an asset’s carrying value exceeds such estimated cash flows, the Company would record an impairment loss for the difference between the asset’s carrying amount and its fair value. Where estimates of future net cash flows are not determinable and where other conditions indicate the potential for impairment, management uses available market information and/or third-party valuation experts to assess if the carrying value can be recovered and to estimate fair value.

The Company did not record an impairment loss related to long-lived assets for the three months ended March 31, 2025 and the year ended December 31, 2024.

Property, Plant, and Equipment

Property, Plant, and Equipment

Property, plant, and equipment are stated at cost, less accumulated depreciation. Advance payments of equipment not yet received are recorded as equipment deposits on the condensed consolidated balance sheets. Depreciation is calculated using the straight-line method over the following estimated useful lives of the related assets:

Property and Equipment	Useful Life
Land improvements	20 – 30 years
Buildings	20 – 30 years
Magnet plant equipment	10 – 20 years
Lab equipment	3 – 15 years
Leasehold improvements	Lesser of estimated useful life or remaining lease term

Depreciation commences once the asset is ready for its intended use. Upon retirement or sale, the cost of assets disposed of and the related accumulated depreciation, is removed from the accounts and any resulting gain or loss is reflected in the condensed consolidated statements of operations.

The costs of normal maintenance, repairs, and minor replacements are expensed as incurred.

Mineral Properties and Evaluation and Exploration Costs

Mineral Properties and Evaluation and Exploration Costs

Mining property acquisition costs, including indirectly related acquisition costs, are capitalized when incurred. The cost of mining properties is included in mineral interests on the Company’s condensed consolidated balance sheets. Acquisition costs include cash consideration and the fair market value of shares issued as consideration. Evaluation and exploration costs are expensed as incurred. When it is determined that a mining deposit can be economically and legally extracted or produced based on established proven and probable reserves under Item 1300 of Regulation S-K, development costs incurred after such determination will be considered for capitalization. The establishment of proven and probable reserves is based on results of feasibility studies, which indicate whether a property is economically feasible. The Company also capitalizes the cost for value beyond proven and probable (“VBPP”) reserves when it acquires the rights to mining properties. Upon commencement of commercial production, capitalized costs will be amortized over their estimated useful lives or units of production, whichever is a more reliable measure. Capitalized amounts relating to a property that is abandoned or otherwise considered uneconomic for the foreseeable future are written off.

The recoverability of the carrying values of mining properties is dependent upon economic reserves being discovered or developed on the properties. Development and/or start-up of a project will depend on, among other things, management’s ability to raise sufficient capital for these purposes.

The Company assesses the carrying value of mining properties for impairment whenever information or circumstances indicate the potential for impairment. This would include events and circumstances such as the inability to obtain all the necessary permits, changes in the legal status of mining properties, government actions, the results of exploration activities and technical evaluations, and changes in economic conditions, including the price of commodities or input prices.

Leases

Leases

The Company leases real estate and lab equipment in noncancelable operating and finance leases accounted for in accordance with ASC 842, Leases.

At the inception of an arrangement, the Company determines whether the arrangement is, or contains, a lease. A contract is, or contains, a lease when there is a right to control the use of an identified asset for a period of time.

A lease is a finance lease if one or more of the following criteria are met: (i) the lease transfers ownership of the asset by the end of the lease term, (ii) the lease contains an option to purchase the asset that is reasonably certain to be exercised, (iii) the lease term is for the major part of the remaining useful life of the asset, (iv) the present value of the lease payments equals or exceeds substantially all of the fair value of the asset, or (v) the asset is specialized in nature to have no alternative use to the lessor at the end of the lease term.

A lease is classified as an operating lease if it does not meet any of the finance lease criteria noted above. The Company’s operating leases consist of real estate and the Company’s finance leases consist of lab equipment.

At lease commencement, the Company recognizes a right-of-use asset and lease liability for all leases, except short-term leases with an original term of 12 months or less. A right-of-use asset is initially measured by adding the initial measurement of the lease liability, any lease payments made to the lessor at or before lease commencement, any initial direct costs incurred by the lessee, and subtracting any lease incentives received. The lease liability is initially measured at the present value of the minimum lease payments, discounted using the rate implicit in the lease or the Company’s incremental borrowing rate based on the original lease term. The rate implicit in the lease is used whenever that rate is readily determinable. If the rate implicit in the lease is not readily determinable, the Company utilizes its incremental borrowing rate, which is the rate for a collateralized loan with the same term as the lease.

The Company recognizes lease expense for its operating leases on a straight-line basis over the lease term plus variable lease payments as incurred. The Company recognizes lease expense for its finance leases as the amortization of the right-of-use asset on a straight-line basis over the lease term or useful life of the underlying asset, interest expense on the lease liabilities, and any variable lease payments as incurred. The Company amortizes right-of-use assets for finance leases over the useful life of the asset when it is reasonably certain to exercise a purchase option, otherwise the right-of-use asset is amortized over the shorter of the lease term or the useful life of the asset. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date.

Lease costs are presented in the condensed consolidated statements of operations as follows: (i) operating lease expense in General and administrative expenses, (ii) finance lease right-of-use asset amortization in Depreciation, and (iii) interest on finance lease liabilities in Interest expense, net. Finance lease right-of-use assets are presented within Property, plant and equipment, net on the condensed consolidated balance sheets.

Derivatives

Derivatives

The Company does not use derivative instruments to hedge exposures to cash flow, market, or foreign currency risks. The Company evaluates all of its financial instruments to determine if such instruments are derivatives or contain embedded derivatives that should be bifurcated from the host contract, pursuant to ASC 815, Derivatives and Hedging. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period

The Company’s note payable, extinguished during the three months ended March 31, 2025, contained an embedded derivative that was bifurcated from the host contract and recognized as a liability. This liability was remeasured at fair value at December 31, 2024 and the Company reviewed whether there were material changes during interim periods. Changes to the fair value are recognized as fair market gains or losses in other income and expense in the condensed consolidated statements of operations. See Note 10, “Note Payable” for further details of the Company’s note payable.

Earnout Liabilities

Earnout Liabilities

In accordance with ASC 815, unvested Earnout Shares (as defined below) are classified as a liability because they are not considered to be indexed to the Company’s common stock due to the change of control provisions in the Business Combination Agreement. At each period end, the Earnout Shares are remeasured to their fair value with the changes during that period recognized in other income (expense) on the condensed consolidated statement of operations. Upon issuance and release of the shares after each Triggering Event (as defined in Note 3, “Merger Transaction”) is met, the related Earnout Shares will be remeasured to fair value at that time with the changes recognized in other income (expense), and such Earnout Shares will be reclassed to shareholders’ equity on the condensed consolidated balance sheet. As of March 31, 2025, none of the Triggering Events have occurred.

Government Grants

Government Grants

Because there is no specific guidance under U.S. GAAP that addresses the recognition and measurement of government assistance received by non-government entities, the Company accounts for government assistance by analogy to International Accounting Standards (“IAS”) 20, Accounting for Government Grants (“IAS 20”). The guidance within IAS 20 allows companies to choose between two options for how the associated profit or loss relating to the deferred income over the life of an underlying asset will be presented for grants related to assets. The Company has elected to account for these grants through profit and loss over the depreciable life of the underlying assets. The guidance within IAS 20 also allows companies to choose between two options of accounting for grants related to income. The Company has elected to report this category of grants as a reduction in the related expenses. See Note 13, “Government Grants” for further details of the Company’s government grants.

Warrants

Warrants

The Company accounts for warrants as either equity or liability classified instruments based on an assessment of the warrant’s specific terms pursuant to the guidance of ASC 480, Distinguishing Liabilities from Equity and ASC 815. The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, that meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815.

As of March 31, 2025, warrants to purchase approximately 5.28 million shares of the Company’s Common Stock are liability-classified and warrants to purchase 18.50 million shares of the Company’s common stock are equity-classified. As of December 31, 2024 all of the Company’s outstanding warrants were equity-classified.

Equity-Based Compensation

Equity-based Compensation

The Company expenses equity-based compensation to employees and non-employees in accordance with ASC 718, Compensation — Stock Compensation. The fair value of equity-based compensation awards is measured at the date of grant and amortized over the requisite service period, which is generally the vesting period, with a corresponding increase in additional paid-in capital. The Company uses the Black-Scholes option valuation model to calculate the fair value of awards granted.

In the case of a share-based compensation award that is either cancelled or forfeited prior to vesting, the amortized expense associated with the unvested awards is reversed. The Company has elected to account for forfeitures as they occur. See Note 12, “Equity-Based Compensation” for further information regarding equity-based compensation expense and the assumptions used in estimating the expense.

Dividends

Dividends

As the Company has an accumulated deficit, dividends are recorded as a reduction to additional paid in capital. Once additional paid-in capital is reduced to zero, dividends are recorded against accumulated deficit. Paid-in-kind dividends are recorded at estimated fair value in accordance with ASC 845, Nonmonetary Transactions.

Net Income (Loss) per Share

Net Income (Loss) per Share

The Company reports both basic and diluted earnings per share. Basic earnings per share is calculated based on the weighted average number of shares of common stock outstanding and excludes the dilutive effect of warrants, incentive units and other types of convertible securities. Diluted earnings per share is calculated based on the weighted average number of shares of Common Stock outstanding and the dilutive effect of warrants, incentive units and other types of convertible securities are included in the calculation. Securities are excluded from the diluted earnings per share calculation if their effect is anti-dilutive, such as in periods where a net loss has been reported.

Variable Interest Entities

Variable Interest Entities

The Company assesses its investments and other significant relationships to determine whether it has a variable interest in any legal entities and whether or not those entities are VIEs. A VIE is an entity with insufficient equity at risk for the entity to finance its activities without additional subordinated financial support or in which equity investors lack the characteristics of a controlling financial interest. If an entity is determined to be a VIE, the Company evaluates whether it is the primary beneficiary. The primary beneficiary analysis is a qualitative analysis based on power and economics. The Company has concluded that it is the primary beneficiary and has consolidated the VIE because it has both (i) the power to direct the activities of the VIE that most significantly influence the VIE’s economic performance and (ii) the obligation to absorb losses of, or the right to receive benefits from, the VIE that could potentially be significant to the VIE.

Income Taxes

Income Taxes

The Company accounts for income taxes under an asset-and-liability approach. Deferred income taxes reflect the impact of temporary differences between assets and liabilities recognized for tax and financial reporting purposes measured by applying enacted tax rates and laws that will be in effect when the differences are expected to reverse, net operating loss carryforwards and tax credits. Valuation allowances are provided when necessary to reduce net deferred tax assets to an amount that is more likely than not to be realized. The Company has provided a full valuation allowance against its net deferred tax assets as of March 31, 2025 and December 31, 2024. In addition, and given the Company’s cumulative losses, no current income tax benefit has been recognized in the condensed consolidated statements of operations. The Company’s policy is to include interest and penalties related to unrecognized tax benefits within the Company’s provision for income taxes.

Recently Issued Accounting Pronouncements Not Yet Adopted

Recently Issued Accounting Pronouncements Not Yet Adopted

In January 2025, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2025-01 — Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date. This ASU amends the effective date of Update 2024-03 to clarify that all public business entities are required to adopt the guidance in annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact of adopting this ASU on its financial reporting disclosures.

In November 2024, the FASB issued its ASU 2024-03, Income Statement — Reporting Comprehensive Income (Topic 220): Disaggregation of Income Statement Expenses. The ASU requires additional disclosures by disaggregating the costs and expense line items that are presented on the face of the income statement. The disaggregation includes: (i) amounts of purchased inventory, employee compensation, depreciation, amortization, and other related costs and expenses; (ii) an explanation of costs and expenses that are not disaggregated on a quantitative basis; and (iii) the definition and total amount of selling expenses. This ASU is effective for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027, with early adoption permitted. The ASU should be applied prospectively. Retrospective application is permitted for all prior periods presented in the financial statements. The Company is currently evaluating the impact of adopting this ASU on its financial reporting disclosures.

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to enhance the transparency and decision usefulness of income tax disclosures. The amendments in this ASU provide for enhanced income tax information primarily through changes to the rate reconciliation and income taxes paid. This ASU is effective for the Company prospectively to all annual periods beginning after December 15, 2024. The Company is currently evaluating the impact of this standard on its disclosures.

Recently Adopted Accounting Pronouncement

Recently Adopted Accounting Pronouncement

In March 2024, the FASB issued ASU 2024-01, Compensation — Stock Compensation (Topic 718): Scope Application of Profits Interest and Similar Awards, which improves current GAAP by adding an illustrative example to demonstrate how an entity should apply the scope guidance to determine whether a profits interest award should be accounted for in accordance with Topic 718. This ASU is effective for fiscal years beginning after December 15, 2024, including interim periods within those fiscal years and did not have a material effect on the Company’s condensed consolidated financial statements.